Note 7 - Financial Risk Management	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of financial risk management [text block]
7	Financial risk management

Overview

The Group has exposure to the following risks from its use of financial instruments:

•	Credit risk (refer note 33 )
•	Liquidity risk (refer note 33 )
•	Currency risk (refer note 33 )
•	Interest rate risk (refer note 33 )

This note and note
33
present information about the Group's exposure to each of the above risks and the Group's objectives, policies and processes for measuring and managing risk. Further quantitative disclosures are included throughout these consolidated financial statements. The Group is exposed in varying degrees to a variety of financial instrument related risks by virtue of its activities. The overall financial risk management program focuses on the preservation of capital and protecting current and future Group assets and cash flows by reducing exposure to risks posed by the uncertainties and volatilities of financial markets.

The Board of Directors has the responsibility to ensure that an adequate financial risk management policy is established and to approve the policy. The Group's Audit Committee oversees management's compliance with the Group's financial risk management policy.

Gold price hedges were entered into to manage the possible effect of gold price fluctuations. The derivative financial instrument was entered into by the Company for economic hedging purposes and not
as a speculative investment. The fair value of the Group's financial instruments approximates their carrying value due to the short period to maturity.

The types of risk exposure and the way in which such exposures are managed are described below:

(a)	Credit risk

Credit risk includes the risk of a financial loss to the Group if a gold sales customer fails to meet its contractual obligation. Gold sales were made to Fidelity in Zimbabwe during the year.

(b)	Liquidity risk

Liquidity risk is the risk that will
not
enable the Group to meet its financial obligations as they fall due. The Group manages its liquidity risk by ensuring sufficient cash availability to meet its likely cash requirements, after taking into account cash flows from operations and the Group's holdings of cash and cash equivalents. The Group believes that these sources will be sufficient to cover the anticipated cash requirements. Senior management is also actively involved in the reviewing and approving of planned expenditures by regularly monitoring cash flows from operations and anticipated investing and financing activities.

(c)	Currency risk

The Group is exposed to currency risk on inter-company sales and purchases that are denominated in a currency other than the respective functional currencies of Group entities. The Group does not
use financial instruments to hedge its exposure to currency risk. To reduce exposure to currency transaction risk, the Group regularly reviews the currency (i.e. RTGS$ or Foreign currency) in which it spends its cash to identify and avoid specific expenditures in currencies that experience inflationary pressures. The Group aims to maintain cash and cash equivalents in US Dollars to manage foreign exchange exposure as well as investing in a Gold ETF to avoid fluctuations in South African Rand (refer to note
23
) where cash spend is held in anticipation of South African Rand based expenses.

(d)	Interest rate risk

The Group is exposed to interest rate risk arising from its cash and cash equivalents invested with financial institutions as well as its overdraft facility and term loan. The Group has not
entered into interest rate swap agreements and mitigates the interest rate risk by remaining in a positive consolidated net cash position.